DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE [Abstract]
Operating results of the discontinued operations
Operating results of the discontinued operations which were formerly included in the Performance Polymers segment are summarized below:

	For years ended December 31,
(Dollars in millions)	2011	2010	2009

Sales	$105	$849	$651
Earnings (loss) before income taxes	17	20	(36)
Earnings (loss) from discontinued operations, net of tax	9	9	(22)
Gain from disposal of discontinued operations, net of tax	31	--	--

Assets and liabilities of the discontinued operations classified as held for sale as of December 31, 2010 are summarized below:

December 31,
(Dollars in millions)	2010
Current assets
Trade receivables, net	$116
Inventories	101
Total current assets held for sale	217

Non-current assets
Properties and equipment, net	374
Goodwill	1
Other noncurrent assets	22
Total noncurrent assets held for sale	397

Total assets	$614

Current liabilities
Payables and other current liabilities	$52
Total current liabilities held for sale	52

Noncurrent liabilities
Other noncurrent liabilities	3
Total noncurrent liabilities	3

Total liabilities	$55